Loan from Others (Details) $ in Thousands													3 Months Ended	12 Months Ended
	Aug. 21, 2024 USD ($) shares	Aug. 21, 2024 EUR (€) shares	Aug. 12, 2024 shares	Nov. 24, 2023 USD ($)	Nov. 24, 2023 EUR (€)	Oct. 11, 2023 shares	Aug. 09, 2022 USD ($)	Aug. 09, 2022 EUR (€)	Apr. 22, 2019 USD ($)	Apr. 22, 2019 EUR (€)	Jun. 19, 2017 USD ($)	Jun. 19, 2017 EUR (€)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2024	Aug. 15, 2022 USD ($)	Aug. 15, 2022 EUR (€)	Jan. 01, 2022	Jan. 26, 2021 USD ($)	Oct. 07, 2019 USD ($)	Oct. 07, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Loan from Others [Line Items]
Investment bank total amount											$ 22,422	€ 20,000
Cost of developing and marketing percentage											50.00%	50.00%
Sales revenues percentage											3.00%	3.00%		3.00%
Received tranches																							$ 4,390	€ 4,000
Relevant amount prepaid percentage														20.00%
Additional financing agreement									$ 4,502	€ 4,000
Total financing agreement									$ 27,013	€ 24,000
Equity financing amount																						$ 2,000
Loan outstanding amount				$ 24,554	€ 24,000		$ 24,554	€ 24,000
Annual rate																					7.00%
Paid amount																			$ 900	€ 880
Capital raises rate																			10.00%	10.00%
Sale Exceed														$ 5,332	€ 5,000
Revenue percentage														3.00%
Original principal amount	$ 29,000	€ 26,600,000												$ 25,596	24,000
Interest rate														20.00%				4.00%
Finance expense																	$ 7,168
EIB loan																	$ 87
Financial income													$ 3,845	$ 14,759
Amount paid loan restructure agreement														$ 143		$ 833
Preferred shares issued (in Shares) | shares						28,939
Commercial sales exceeding (in Euro) | €															€ 5,000,000
Gross proceeds percentage														10.00%	10.00%
Finance expenses														$ 1,421		$ 2,968
Aggregate shares (in Shares) | shares			364,000
Diluted share capital percentage														19.50%	19.50%
IRR [Member]
Loan from Others [Line Items]
Interest rate														20.00%
EIB [Member]
Loan from Others [Line Items]
Original principal amount														$ 260,000	€ 250,000
Preferred shares issued (in Shares) | shares	1,000	1,000	1,000
Outstanding principal amount														$ 260
Share-Based Payment Arrangement, Tranche One [Member]
Loan from Others [Line Items]
Received tranches																									$ 23,599	€ 20,000
Share-Based Payment Arrangement, Tranche Two [Member]
Loan from Others [Line Items]
Received tranches																									7,080	6,000
Share-Based Payment Arrangement, Tranche Three [Member]
Loan from Others [Line Items]
Received tranches																									$ 9,439	€ 8,000
Preferred Shares [Member]
Loan from Others [Line Items]
Expected term														3 years	3 years
Risk-free rate														3.80%	3.80%
STD rate														110.00%	110.00%